UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		August 6, 2004


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		8

Form 13F Information Table Value Total:		$475,318.508



List of Other Included Managers:			None
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                                                     FORM 13F INFORMATION TABLE



      Column 1         Column 2   Column 3  Column 4 Column 5         Column 6   Column 7 Column8

                                             VALUE    SHARES/ SH/PUT/INVESTMENT   OTHER   VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLAS  CUSIP   (x$1000)  PRN AMT PRNCALLDISCRETION  MANAGERS   SOLE  SHARED NONE

Anglo American       ADR          03485P102   122,7935,880,900sh        Sole              5,880,900
Anglogold Limited    Spsrd ADR    035128206    83,9762,611,200sh        Sole              2,611,200
China Mobile HK      LTD-SP ADR   16941M109       683   45,069sh        Sole                45,069
Ericsson L M Tel Co. ADR CL B SEK1294821400    14,482  484,360sh        Sole               484,360
News Corp Ltd.       ADR          652487703   124,7053,520,738sh        Sole              3,520,738
Rio Tinto PLC        Spsrd ADR    74974K706     2,018   20,583sh        Sole                20,583
Royal Dutch Pete Co  NY Reg       780257705   122,8562,377,701sh        Sole              2,377,701
Sony Corp            ADR          835699307     3,805  100,000sh        Sole               100,000

















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